Disaggregated Revenues - Schedule of Partial and Fully Unsatisfied Performance Obligation (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
December 31, 2023 [Member]
Schedule of Partial and Fully Unsatisfied Performance Obligation [Line Items]
Partial and fully unsatisfied performance obligation					RM 62,537,000
Partial and fully unsatisfied performance obligation (in Dollars)					62,537,000
December 31, 2024 [Member]
Schedule of Partial and Fully Unsatisfied Performance Obligation [Line Items]
Partial and fully unsatisfied performance obligation			3,250,000
Partial and fully unsatisfied performance obligation (in Dollars)			3,250,000
December 31, 2025 [Member]
Schedule of Partial and Fully Unsatisfied Performance Obligation [Line Items]
Partial and fully unsatisfied performance obligation	15,802,916	$ 3,896,182
Partial and fully unsatisfied performance obligation (in Dollars)	RM 15,802,916	$ 3,896,182